Financing Liability (Details Narrative) - USD ($) $ in Thousands	Dec. 23, 2015	Dec. 23, 2015	Mar. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Proceeds from sale of land, building and improvements	$ 56,000	$ 56,000
Lease term	P20Y	P20Y
Lease renewal term	10 years	10 years
Lease implied interest rate	7.30%	7.40%
Financing liability residual			$ 11,000	$ 8,313